Segment information - Income statement related (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information
Net revenues	SFr 22,686	SFr 20,820	SFr 20,965
Income/(loss) before taxes	4,393	2,856	1,553
Switzerland
Segment Reporting Information
Net revenues	9,239	8,047	8,015
Income/(loss) before taxes	3,259	1,927	1,648
EMEA
Segment Reporting Information
Net revenues	1,244	1,164	1,042
Income/(loss) before taxes	(2,574)	(2,520)	(2,825)
Americas
Segment Reporting Information
Net revenues	9,253	8,750	8,952
Income/(loss) before taxes	3,348	3,344	2,660
Asia Pacific
Segment Reporting Information
Net revenues	2,950	2,859	2,956
Income/(loss) before taxes	360	105	70
Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues	6,020	5,564	5,396
Income/(loss) before taxes	2,697	2,125	1,765
Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues	5,887	5,414	5,111
Income/(loss) before taxes	2,138	1,705	1,351
Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues	3,590	3,393	3,504
Income/(loss) before taxes	902	664	729
Operating Segments [Member] | Global Markets
Segment Reporting Information
Net revenues	5,752	4,980	5,551
Income/(loss) before taxes	956	154	450
Operating Segments [Member] | Investment Banking & Capital Markets
Segment Reporting Information
Net revenues	1,666	2,177	2,139
Income/(loss) before taxes	(162)	344	369
Operating Segments [Member] | Strategic Resolution Unit
Segment Reporting Information
Net revenues		(708)	(886)
Income/(loss) before taxes		(1,381)	(2,135)
Adjustments
Segment Reporting Information
Net revenues	(229)	0	150
Income/(loss) before taxes	SFr (2,138)	SFr (755)	SFr (976)